Annual Fund Operating Expenses	Mar. 21, 2025
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.20%	[1]
Other Expenses (as a percentage of Assets):	0.03%	[1]
Expenses (as a percentage of Assets)	0.93%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.88%	[1]
Mid-Cap Growth Portfolio - Class D, Class I and Class P shares | Mid-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees		[1]
Other Expenses (as a percentage of Assets):	0.03%	[1]
Expenses (as a percentage of Assets)	0.73%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.68%	[1]
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees	0.20%	[3]
Other Expenses (as a percentage of Assets):	0.07%	[3]
Expenses (as a percentage of Assets)	1.07%	[3]
Fee Waiver or Reimbursement	(0.03%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.04%	[3]
Emerging Markets Portfolio - Class D, Class I and Class P shares | Emerging Markets Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[3]
Distribution and Service (12b-1) Fees		[3]
Other Expenses (as a percentage of Assets):	0.09%	[3]
Expenses (as a percentage of Assets)	0.89%	[3]
Fee Waiver or Reimbursement	(0.03%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.86%	[3]

[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.
[3]	Expense information has been restated to reflect current fees.
[4]	The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.